                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21024

Active Assets Institutional Government Securities Trust
                   (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
     (Address of principal executive offices)            (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                       (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: June 30, 2004

Date of reporting period: June 30, 2004

Item 1 - Report to Shareholders

WELCOME, SHAREHOLDER:

IN THIS REPORT, YOU'LL LEARN ABOUT HOW YOUR INVESTMENT IN ACTIVE ASSETS INSTITUTIONAL GOVERNMENT SECURITIES TRUST PERFORMED DURING THE ANNUAL PERIOD. WE WILL PROVIDE AN OVERVIEW OF THE MARKET CONDITIONS, AND DISCUSS SOME OF THE FACTORS THAT AFFECTED PERFORMANCE DURING THE REPORTING PERIOD. IN ADDITION, THIS REPORT INCLUDES THE FUND'S FINANCIAL STATEMENTS AND A LIST OF FUND INVESTMENTS.


THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

FUND REPORT
FOR THE YEAR ENDED JUNE 30, 2004

MARKET CONDITIONS

The Federal Open Market Committee (the "Fed") maintained its target rate for federal funds at 1.00 percent, a 45-year low, for the entire fiscal period of this report. However, on June 30, 2004, it raised that target to 1.25 percent, the first increase in more than four years. This increase came on the heels of a string of positive employment reports as well as rising costs for commodities. The level of forward interest rates at the end of the review period indicated a widespread expectation by investors that the Fed would continue to raise interest rates by at least one percentage point. While it is impossible to predict with any certainty, such a sustained increase in rates would provide money market investors an opportunity to invest in securities with more attractive yields than have been available for some time.

PERFORMANCE ANALYSIS

As of June 30, 2004, Active Assets Institutional Government Securities Trust had net assets of more than $385 million and an average portfolio maturity of 30 days. For the 12-month period ended June 30, 2004, the Fund returned 0.97 percent. For the seven-day period ended June 30, 2004, the Fund provided an effective annualized yield and a current yield both of 1.03 percent, while its 30-day moving average yield for June was 0.98 percent. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Our strategy in managing the Fund remained consistent with the Fund's long-term focus on maintaining preservation of capital and liquidity. We adhered to a conservative approach in managing the Fund that emphasized purchasing high-quality government obligations and avoided the use of derivatives or structured notes that might fluctuate excessively with changing interest rates.

PORTFOLIO COMPOSITION

  U.S. Government Agencies                     64.2%
  Floating Rate Notes                          25.9
  Repurchase Agreement                          8.6
  U.S. Government Obligation                    1.3

MATURITY SCHEDULE

   1-30 Days                                   70.0%
  31-60 Days                                   12.9
  61-90 Days                                    9.1
  91-120 Days                                   6.7
 121+ Days                                      1.3

DATA AS OF JUNE 30, 2004. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES FOR PORTFOLIO COMPOSITION AND MATURITY SCHEDULE ARE AS A PERCENTAGE OF TOTAL INVESTMENTS. PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY

THE FUND INVESTS IN HIGH QUALITY, SHORT-TERM U.S. GOVERNMENT DEBT OBLIGATIONS. IN SELECTING INVESTMENTS, THE "INVESTMENT MANAGER," MORGAN STANLEY INVESTMENT ADVISORS INC., SEEKS TO MAINTAIN THE FUND'S SHARE PRICE AT $1.00. THE SHARE PRICE REMAINING STABLE AT $1.00 MEANS THAT THE FUND WOULD PRESERVE THE PRINCIPAL VALUE OF YOUR INVESTMENT.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

ANNUAL HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

ACTIVE ASSETS INSTITUTIONAL GOVERNMENT SECURITIES TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004

                                                                         ANNUALIZED
PRINCIPAL                                                                  YIELD
AMOUNT IN                                                                ON DATE OF
THOUSANDS    DESCRIPTION AND MATURITY DATES                               PURCHASE             VALUE
----------------------------------------------------------------------------------------------------------
             U.S. GOVERNMENT AGENCIES (64.2%)
$   21,950   Federal Farm Credit Banks
              07/01/04 - 11/10/04                                        0.98 - 1.28%     $     21,924,350
   132,250   Federal Home Loan Banks
              07/01/04 - 10/20/04                                        1.00 - 1.26           132,156,297
    55,450   Federal National Mortgage Assoc.
              07/01/04 - 08/20/04                                        1.00 - 1.26            55,414,224
    29,600   Freddie Mac
              07/28/04 - 12/28/04                                        1.04 - 1.82            29,537,253
     8,805   Tennessee Valley Authority
              07/08/04                                                       1.04                8,803,219
                                                                                          ----------------
             TOTAL U.S. GOVERNMENT AGENCIES
              (COST $247,835,343)                                                              247,835,343
                                                                                          ----------------
             FLOATING RATE NOTES (25.9%)
    25,000   Federal Farm Credit Banks
              07/21/04*                                                      1.18+              24,995,972
    55,000   Federal Home Loan Banks
              07/17/04 - 09/30/04*                                       1.15 - 1.51+           54,996,353
    20,000   Federal National Mortgage Assoc.
              09/11/04*                                                      1.34+              19,991,567
                                                                                          ----------------
             TOTAL FLOATING RATE NOTES
              (COST $99,983,892)                                                                99,983,892
                                                                                          ----------------
             REPURCHASE AGREEMENT (8.6%)
    33,055   Goldman, Sachs & Co.
              due 07/01/04 (dated 06/30/04; proceeds $33,056,423) (a)
              (COST $33,055,000)                                             1.55               33,055,000
                                                                                          ----------------

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                           ANNUALIZED
PRINCIPAL                                                                    YIELD
AMOUNT IN                                                                  ON DATE OF
THOUSANDS    DESCRIPTION AND MATURITY DATES                                 PURCHASE           VALUE
----------------------------------------------------------------------------------------------------------
             U.S. GOVERNMENT OBLIGATION (1.3%)
$    5,000   U.S. Treasury Bill
              07/01/04
              (COST $5,000,000)                                                    0.92%  $      5,000,000
                                                                                          ----------------

             TOTAL INVESTMENTS
              (COST $385,874,235) (b)                                             100.0%       385,874,235
             LIABILITIES IN EXCESS OF OTHER ASSETS                                 (0.0)           (28,840)
                                                                                  -----   ----------------
             NET ASSETS                                                           100.0%  $    385,845,395
                                                                                  =====   ================

----------
*    DATE OF NEXT INTEREST RATE RESET.
+    RATE SHOWN IS THE RATE IN EFFECT AT JUNE 30, 2004.
(a) COLLATERALIZED BY FEDERAL NATIONAL MORTGAGE ASSOC. 4.00% - 6.00% DUE 09/01/18 - 06/01/34 VALUED AT $33,716,100.
(b)  COST IS THE SAME FOR FEDERAL INCOME TAX PURPOSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS INSTITUTIONAL GOVERNMENT SECURITIES TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004

ASSETS:
Investments in securities, at value (cost $385,874,235)                                 $ 385,874,235
Cash                                                                                           42,260
Interest receivable                                                                            47,234
Prepaid expenses                                                                                1,399
                                                                                        -------------
    TOTAL ASSETS                                                                          385,965,128
                                                                                        -------------
LIABILITIES:
Payable for:
  Dividends to shareholders                                                                    11,629
  Investment management fee                                                                    10,973
Accrued expenses                                                                               97,131
                                                                                        -------------
    TOTAL LIABILITIES                                                                         119,733
                                                                                        -------------
    NET ASSETS                                                                          $ 385,845,395
                                                                                        =============
COMPOSITION OF NET ASSETS:
Paid-in-capital                                                                         $ 385,832,045
Accumulated undistributed net investment income                                                13,350
                                                                                        -------------
    NET ASSETS                                                                          $ 385,845,395
                                                                                        =============

NET ASSET VALUE PER SHARE,
385,845,395 shares outstanding (UNLIMITED SHARES AUTHORIZED OF $.01 PAR VALUE)          $        1.00
                                                                                        =============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2004

NET INVESTMENT INCOME:

INTEREST INCOME                                                                         $   2,871,119
                                                                                        -------------

EXPENSES
Investment management fee                                                                     411,376
Professional fees                                                                              54,645
Registration fees                                                                              51,359
Offering costs                                                                                 25,474
Custodian fees                                                                                 20,946
Shareholder reports and notices                                                                14,817
Transfer agent fees and expenses                                                                  767
Other                                                                                           3,061
                                                                                        -------------
    TOTAL EXPENSES                                                                            582,445

Less: amounts waived                                                                         (345,820)
                                                                                        -------------

    NET EXPENSES                                                                              236,625
                                                                                        -------------

    NET INVESTMENT INCOME                                                                   2,634,494

    NET REALIZED GAIN                                                                             460
                                                                                        -------------
NET INCREASE                                                                            $   2,634,954
                                                                                        =============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                      FOR THE PERIOD
                                                                                    FOR THE YEAR     NOVEMBER 4, 2002*
                                                                                        ENDED             THROUGH
                                                                                    JUNE 30, 2004      JUNE 30, 2003
                                                                                    -------------    -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income                                                               $   2,634,494      $     436,493
Net realized gain                                                                             460                 --
                                                                                    -------------      -------------

    NET INCREASE                                                                        2,634,954            436,493
                                                                                    -------------      -------------

Dividends and Distributions to Shareholders from:
Net investment income                                                                  (2,634,494)          (436,493)
Net realized gain                                                                            (460)                --
                                                                                    -------------      -------------

    TOTAL DIVIDENDS AND DISTRIBUTIONS                                                  (2,634,954)          (436,493)
                                                                                    -------------      -------------

Net increase from transactions in shares of beneficial interest                       230,482,011        155,263,384
                                                                                    -------------      -------------

    NET INCREASE                                                                      230,482,011        155,263,384

NET ASSETS:
Beginning of period                                                                   155,363,384            100,000
                                                                                    -------------      -------------

END OF PERIOD
(INCLUDING ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME OF $13,350 AND $3,001,
RESPECTIVELY)                                                                       $ 385,845,395        $ 155,363,384
                                                                                    =============        =============

----------
  *  COMMENCEMENT OF OPERATIONS

                        SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS INSTITUTIONAL GOVERNMENT SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2004

1. ORGANIZATION AND ACCOUNTING POLICIES
Active Assets Institutional Government Securities Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is high current income, preservation of capital and liquidity. The Fund was organized as a Massachusetts business trust on January 18, 2002 and had no operations other than those relating to organizational matters and the issuance of 100,000 shares of beneficial interest for $100,000 to Morgan Stanley Investment Advisors Inc. (the "Investment Manager") to effect the Fund's initial capitalization. The Fund commenced operations on November 4, 2002.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued at amortized cost, which approximates market value.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. REPURCHASE AGREEMENTS -- The Fund may invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to shareholders as of the close of each business day.

F. OFFERING COSTS -- The Investment Manager incurred offering costs on behalf of the Fund in the amount of $73,790, which have been reimbursed by the Fund for the full amount thereof, exclusive of amounts waived. Such expenses were deferred and were fully amortized as of November 3, 2003.

G. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT MANAGEMENT AGREEMENT
Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.15% to the net assets of the Fund determined as of the close of each business day.

The Investment Manager has agreed to reimburse all operating expenses and to waive the compensation provided for in its Investment Management Agreement until December 31, 2004, to the extent that such expenses and compensation on an annualized basis exceed the following net asset levels: 0.05% of the Fund's daily net assets up to $250 million; 0.10% of the Fund's daily net assets while the Fund's net assets are between $250 million and $500 million; 0.15% of the Fund's daily net assets while the Fund's net assets are between $500 million and $750 million; and 0.20% of the Fund's daily net assets once the Fund's net assets exceed $750 million.

3. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES
The cost of purchases and proceeds from sales/maturities of portfolio securities for the year ended June 30, 2004, aggregated $18,386,726,617 and $18,157,701,107, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager, is the Fund's transfer agent.

4. SHARES OF BENEFICIAL INTEREST
Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                                                                      FOR THE PERIOD
                                                                                    FOR THE YEAR     NOVEMBER 4, 2002*
                                                                                        ENDED            THROUGH
                                                                                    JUNE 30, 2004      JUNE 30, 2003
                                                                                   --------------    -----------------
Shares sold                                                                         2,036,602,400        357,206,297
Shares issued in reinvestment of dividends and distributions                            2,614,779            429,497
                                                                                   --------------    ---------------
                                                                                    2,039,217,179        357,635,794
Shares redeemed                                                                    (1,808,735,168)      (202,372,410)
                                                                                   --------------    ---------------
Net increase in shares outstanding                                                    230,482,011        155,263,384
                                                                                   ==============    ===============

----------
  *  COMMENCEMENT OF OPERATIONS.

5. FEDERAL INCOME TAX STATUS
As of June 30, 2004, the Fund had permanent book/tax differences attributable to nondeductible expenses. To reflect reclassifications arising from these differences, paid-in-capital was charged and accumulated undistributed net investment income was credited $10,349.

ACTIVE ASSETS INSTITUTIONAL GOVERNMENT SECURITIES TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                       FOR THE PERIOD
                                                     FOR THE YEAR     NOVEMBER 4, 2002*
                                                        ENDED             THROUGH
                                                     JUNE 30, 2004      JUNE 30, 2003
                                                     -------------    -----------------
SELECTED PER SHARE DATA:
Net asset value, beginning of period                  $     1.00         $     1.00
                                                      ----------         ----------

Net income from investment operations                      0.010              0.008

Less dividends from net investment income                 (0.010)+           (0.008)
                                                      ----------         ----------

Net asset value, end of period                        $     1.00         $     1.00
                                                      ==========         ==========

TOTAL RETURN                                                0.97%              0.82%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses                                                    0.09%(3)           0.03%(2)(3)
Net investment income                                       0.96%(3)           1.17%(2)(3)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands               $  385,845         $  155,363

----------
 *   COMMENCEMENT OF OPERATIONS.
 +   INCLUDES CAPITAL GAIN DISTRIBUTION OF LESS THAN $0.001.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) IF THE FUND HAD BORNE ALL OF ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT MANAGER, THE ANNUALIZED EXPENSE AND NET INVESTMENT INCOME RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                                        EXPENSE        NET INVESTMENT
            PERIOD ENDED:                                RATIO          INCOME RATIO
            -------------                               -------        --------------
            JUNE 30, 2004                                 0.21%             0.84%
            JUNE 30, 2003                                 0.47              0.73

                        SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS INSTITUTIONAL GOVERNMENT SECURITIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
ACTIVE ASSETS INSTITUTIONAL GOVERNMENT SECURITIES TRUST:

We have audited the accompanying statement of assets and liabilities of Active Assets Institutional Government Securities Trust (the "Fund"), including the portfolio of investments, as of June 30, 2004, and the related statements of operations for the year then ended and the statement of changes in net assets and the financial highlights for the year then ended and the period November 4, 2002 (commencement of operations) to June 30, 2003. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Active Assets Institutional Government Securities Trust as of June 30, 2004, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for the year then ended and the period November 4, 2002 (commencement of operations) to June 30, 2003 in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
AUGUST 13, 2004

                       2004 FEDERAL TAX NOTICE (UNAUDITED)

         Of the Fund's ordinary income dividends paid during the fiscal year ended June 30, 2004, 56.69% was attributable to qualifying Federal obligations. Please consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

ACTIVE ASSETS INSTITUTIONAL GOVERNMENT SECURITIES TRUST
TRUSTEE AND OFFICER INFORMATION

INDEPENDENT TRUSTEES:

                                                                                            NUMBER OF
                                                                                           PORTFOLIOS
                                              TERM OF                                        IN FUND
                               POSITION(S)  OFFICE AND                                       COMPLEX
 NAME, AGE AND ADDRESS OF       HELD WITH    LENGTH OF   PRINCIPAL OCCUPATION(S) DURING     OVERSEEN      OTHER DIRECTORSHIPS
    INDEPENDENT TRUSTEE        REGISTRANT   TIME SERVED*         PAST 5 YEARS**           BY TRUSTEE***      HELD BY TRUSTEE
------------------------------ -----------  ------------ -------------------------------  ------------- -------------------------
Michael Bozic (63)             Trustee      Since        Private Investor; Director or    208           Director of Weirton
c/o Kramer Levin Naftalis                   April 1994   Trustee of the Retail Funds                    Steel Corporation.
& Frankel LLP                                            (since April 1994) and the
Counsel to the Independent                               Institutional Funds (since
Trustees                                                 July 2003); formerly Vice
919 Third Avenue                                         Chairman of Kmart Corporation
New York, NY                                             (December 1998-October 2000),
                                                         Chairman and Chief Executive
                                                         Officer of Levitz Furniture
                                                         Corporation (November 1995-
                                                         November 1998) and President
                                                         and Chief Executive Officer of
                                                         Hills Department Stores (May
                                                         1991-July 1995); formerly
                                                         variously Chairman, Chief
                                                         Executive Officer, President
                                                         and Chief Operating Officer
                                                         (1987-1991) of the Sears
                                                         Merchandise Group of Sears,
                                                         Roebuck & Co.

Edwin J. Garn (71)             Trustee      Since        Managing Director of Summit      208           Director of Franklin
c/o Summit Ventures LLC                     January 1993 Ventures LLC; Director or                      Covey (time management
1 Utah Center                                            Trustee of the Retail Funds                    systems), BMW Bank of
201 S. Main Street                                       (since January 1993) and the                   North America, Inc.
Salt Lake City, UT                                       Institutional Funds (since                     (industrial loan
                                                         July 2003); member of the Utah                 corporation), United
                                                         Regional Advisory Board of                     Space Alliance (joint
                                                         Pacific Corp.; formerly United                 venture between
                                                         States Senator (R-Utah)                        Lockheed Martin and
                                                         (1974-1992) and Chairman,                      the Boeing Company)
                                                         Senate Banking Committee                       and Nuskin Asia
                                                         (1980-1986), Mayor of Salt Lake                Pacific (multilevel
                                                         City, Utah (1971-1974),                        marketing); member of
                                                         Astronaut, Space Shuttle                       the board of various
                                                         Discovery (April 12-19, 1985),                 civic and charitable
                                                         and Vice Chairman, Huntsman                    organizations.
                                                         Corporation (chemical company).

Wayne E. Hedien (70)           Trustee      Since        Retired; Director or Trustee of  208           Director of The PMI
c/o Kramer Levin Naftalis                   September    the Retail Funds (since                        Group Inc. (private
& Frankel LLP                               1997         September 1997) and the                        mortgage insurance);
Counsel to the Independent                               Institutional Funds (since                     Trustee and Vice
Trustees                                                 July 2003); formerly associated                Chairman of The Field
919 Third Avenue                                         with the Allstate Companies                    Museum of Natural
New York, NY                                             (1966-1994), most recently as                  History; director of
                                                         Chairman of The Allstate                       various other business
                                                         Corporation (March 1993-                       and charitable
                                                         December 1994) and Chairman and                organizations.
                                                         Chief Executive Officer of its
                                                         wholly-owned subsidiary,
                                                         Allstate Insurance Company
                                                         (July 1989-December 1994).

                                                                                            NUMBER OF
                                                                                           PORTFOLIOS
                                              TERM OF                                        IN FUND
                               POSITION(S)  OFFICE AND                                       COMPLEX
 NAME, AGE AND ADDRESS OF       HELD WITH    LENGTH OF   PRINCIPAL OCCUPATION(S) DURING     OVERSEEN      OTHER DIRECTORSHIPS
    INDEPENDENT TRUSTEE        REGISTRANT   TIME SERVED*         PAST 5 YEARS**           BY TRUSTEE***      HELD BY TRUSTEE
------------------------------ -----------  ------------ -------------------------------  ------------- -------------------------
Dr. Manuel H. Johnson (55)     Trustee      Since        Senior Partner, Johnson Smick    208           Director of NVR, Inc.
c/o Johnson Smick                           July 1991    International, Inc., a                         (home construction);
International, Inc.                                      consulting firm; Chairman of                   Chairman and Trustee
2099 Pennsylvania Avenue, N.W.                           the Audit Committee and                        of the Financial
Suite 950                                                Director or Trustee of the                     Accounting Foundation
Washington, D.C.                                         Retail Funds (since July 1991)                 (oversight organization
                                                         and the Institutional Funds                    of the Financial
                                                         (since July 2003); Co-Chairman                 Accounting Standards
                                                         and a founder of the Group of                  Board); Director of
                                                         Seven Council (G7C), an                        RBS Greenwich Capital
                                                         international economic                         Holdings (financial
                                                         commission; formerly Vice                      holding company).
                                                         Chairman of the Board of
                                                         Governors of the Federal
                                                         Reserve System and Assistant
                                                         Secretary of the U.S. Treasury.

Joseph J. Kearns (61)          Trustee      Since        President, Kearns& Associates    209           Director of Electro
PMB 754                                     July 2003    LLC (investment consulting);                   Rent Corporation
23852 Pacific Coast Highway                              Deputy Chairman of the Audit                   (equipment leasing),
Malibu, CA                                               Committee and Director or                      The Ford Family
                                                         Trustee of the Retail Funds                    Foundation, and the
                                                         (since July 2003) and the                      UCLA Foundation.
                                                         Institutional Funds (since
                                                         August 1994);previously Chairman
                                                         of the Audit Committee of the
                                                         Institutional Funds
                                                         (October 2001-July 2003);
                                                         formerly CFO of the J. Paul
                                                         Getty Trust.

Michael E. Nugent (68)         Trustee      Since        General Partner of Triumph       208           Director of various
c/o Triumph Capital, L.P.                   July 1991    Capital, L.P., a private                       business organizations.
445 Park Avenue                                          investment partnership;
New York, NY                                             Chairman of the Insurance
                                                         Committee and Director
                                                         or Trustee of the
                                                         Retail Funds (since
                                                         July 1991) and the
                                                         Institutional Funds
                                                         (since July 2001);
                                                         formerly Vice
                                                         President, Bankers
                                                         Trust Company and BT
                                                         Capital Corporation
                                                         (1984-1988).

Fergus Reid (71)               Trustee      Since        Chairman of Lumelite Plastics    209           Trustee and Director
c/o Lumelite Plastics                       July 2003    Corporation; Chairman of the                   of certain investment
Corporation                                              Governance Committee and                       companies in the
85 Charles Colman Blvd.                                  Director or Trustee of the                     JPMorgan Funds complex
Pawling, NY                                              Retail Funds (since July 2003)                 managed by J.P. Morgan
                                                         and the Institutional Funds                    Investment Management
                                                         (since June 1992).                             Inc.

INTERESTED TRUSTEES:

                                                                                            NUMBER OF
                                                                                           PORTFOLIOS
                                              TERM OF                                        IN FUND
                               POSITION(S)  OFFICE AND                                       COMPLEX
 NAME, AGE AND ADDRESS OF       HELD WITH    LENGTH OF   PRINCIPAL OCCUPATION(S) DURING     OVERSEEN      OTHER DIRECTORSHIPS
    INTERESTED TRUSTEE         REGISTRANT   TIME SERVED*         PAST 5 YEARS**           BY TRUSTEE***      HELD BY TRUSTEE
------------------------------ -----------  ------------ -------------------------------  ------------- -------------------------
Charles A. Fiumefreddo (71)    Chairman of  Since        Chairman and Director or         208           None
c/o Morgan Stanley Trust       the Board    July 1991    Trustee of the Retail Funds
Harborside Financial           and Trustee               (since July 1991) and the
Center,                                                  Institutional Funds (since
Plaza Two,                                               July 2003); formerly Chief
Jersey City, NJ                                          Executive Officer of the Retail
                                                         Funds (until September 2002).

James F. Higgins (56)          Trustee      Since        Director or Trustee of the       208           Director of AXA
c/o Morgan Stanley Trust                    June 2000    Retail Funds (since June 2000)                 Financial, Inc. and
Harborside Financial                                     and the Institutional Funds                    The Equitable Life
Center,                                                  (since July 2003); Senior                      Assurance Society of
Plaza Two,                                               Advisor of Morgan Stanley                      the United States
Jersey City, NJ                                          (since August 2000); Director of               (financial services).
                                                         the Distributor and Dean Witter
                                                         Realty Inc.; previously
                                                         President and Chief Operating
                                                         Officer of the Private Client
                                                         Group of Morgan Stanley
                                                         (May 1999-August 2000), and
                                                         President and Chief Operating
                                                         Officer of Individual
                                                         Securities of Morgan Stanley
                                                         (February 1997-May 1999).

----------
  * THIS IS THE EARLIEST DATE THE TRUSTEE BEGAN SERVING THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. (THE "INVESTMENT MANAGER ") (THE "RETAIL FUNDS").
 ** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICES AS DIRECTOR/TRUSTEE FOR THE RETAIL FUNDS AND THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC. AND MORGAN STANLEY AIP GP LP (THE "INSTITUTIONAL FUNDS") REFLECT THE EARLIEST DATE THE DIRECTOR/TRUSTEE BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS AS APPLICABLE.
*** THE FUND COMPLEX INCLUDES ALL OPEN-END AND CLOSED-END FUNDS (INCLUDING ALL OF THEIR PORTFOLIOS) ADVISED BY THE INVESTMENT MANAGER AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISOR THAT IS AN AFFILIATED PERSON OF THE INVESTMENT MANAGER (INCLUDING BUT NOT LIMITED TO MORGAN STANLEY INVESTMENT MANAGEMENT INC.).

OFFICERS:

                                                 TERM OF
                                POSITION(S)     OFFICE AND
  NAME, AGE AND ADDRESS OF       HELD WITH       LENGTH OF
      EXECUTIVE OFFICER          REGISTRANT     TIME SERVED*             PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
------------------------------ --------------  -------------- -------------------------------------------------------------------
Mitchell M. Merin (50)         President       Since          President and Chief Operating Officer of Morgan Stanley Investment
1221 Avenue of the Americas                    May 1999       Management Inc.; President, Director and Chief Executive Officer of
New York, NY                                                  the Investment Manager and Morgan Stanley Services; Chairman and
                                                              Director of the Distributor; Chairman and Director of the Transfer
                                                              Agent; Director of various Morgan Stanley subsidiaries; President of the Institutional Funds (since July 2003) and President of the
                                                              Retail Funds (since May 1999); Trustee (since July 2003) and
                                                              President (since December 2002) of the Van Kampen Closed-End Funds;
                                                              Trustee (since May 1999) and President (since October 2002) of the
                                                              Van Kampen Open-End Funds.

Barry Fink (49)                Vice President  Since          General Counsel (since May 2000) and Managing Director (since
1221 Avenue of the Americas                    February 1997  December 2000) of Morgan Stanley Investment Management; Managing
New York, NY                                                  Director (since December 2000), Secretary (since February 1997) and
                                                              Director (since July 1998) of the Investment Manager and Morgan
                                                              Stanley Services; Vice President of the Retail Funds; Assistant
                                                              Secretary of Morgan Stanley DW; Vice President of the Institutional
                                                              Funds (since July 2003); Managing Director, Secretary and Director of the Distributor; previously Secretary (February 1997-July 2003)
                                                              and General Counsel (February 1997-April 2004) of the Retail Funds;
                                                              Vice President and Assistant General Counsel of the Investment
                                                              Manager and Morgan Stanley Services (February 1997-December 2001).

Ronald E. Robison (65)         Executive       Since          Principal Executive Officer-Office of the Funds (since
1221 Avenue of the Americas    Vice            April 2003     November 2003); Managing Director of Morgan Stanley & Co.
New York, NY                   President and                  Incorporated, Managing Director of Morgan Stanley; Managing
                               Principal                      Director, Chief Administrative Officer and Director of the
                               Executive                      Investment Manager and Morgan Stanley Services; Chief Executive
                               Officer                        Officer and Director of the Transfer Agent; Managing Director and
                                                              Director of the Distributor; Executive Vice President and Principal
                                                              Executive Officer of the Institutional Funds (since July 2003) and the Retail Funds (since April 2003); Director of Morgan Stanley
                                                              SICAV (since May 2004); previously President and Director of the
                                                              Institutional Funds (March 2001-July 2003) and Chief Global
                                                              Operations Officer and Managing Director of Morgan Stanley
                                                              Investment Management Inc.

Joseph J. McAlinden (61)       Vice President  Since          Managing Director and Chief Investment Officer of the Investment
1221 Avenue of the Americas                    July 1995      Manager and Morgan Stanley Investment Management Inc., Director of
New York, NY                                                  the Transfer Agent, Chief Investment Officer of the Van Kampen
                                                              Funds; Vice President of the Institutional Funds (since July 2003)
                                                              and the Retail Funds (since July 1995).

Stefanie V. Chang (37)         Vice President  Since          Executive Director of Morgan Stanley & Co. Incorporated, Morgan
1221 Avenue of the Americas                    July 2003      Stanley Investment Management Inc., and the Investment Manager;
New York, NY                                                  Vice President of the Institutional Funds (since December 1997) and the Retail Funds (since July 2003); formerly practiced law with the
                                                              New York law firm of Rogers & Wells (now Clifford Chance US LLP).

                                                 TERM OF
                                POSITION(S)     OFFICE AND
  NAME, AGE AND ADDRESS OF       HELD WITH       LENGTH OF
      EXECUTIVE OFFICER          REGISTRANT     TIME SERVED*             PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
------------------------------ --------------  -------------- -------------------------------------------------------------------
Francis J. Smith (38)          Treasurer and  Treasurer       Executive Director of the Investment Manager and Morgan Stanley
c/o Morgan Stanley Trust       Chief          since July 2003 Services (since December 2001); previously Vice President of the
Harborside Financial Center,   Financial      and Chief       Retail Funds (September 2002-July 2003), and Vice President of the
Plaza Two,                     Officer        Financial       Investment Manager and Morgan Stanley Services (August 2000-
Jersey City, NJ                               Officer since   November 2001) and Senior Manager at PricewaterhouseCoopers LLP
                                              September 2002  (January 1998-August 2000).

Thomas F. Caloia (58)          Vice President Since           Executive Director (since December 2002) and Assistant Treasurer of
c/o Morgan Stanley Trust                      July 2003       the Investment Manager, the Distributor and Morgan Stanley
Harborside Financial Center,                                  Services; previously Treasurer of the Retail Funds (April 1989-July
Plaza Two,                                                    2003); formerly First Vice President of the Investment Manager, the
Jersey City, NJ                                               Distributor and Morgan Stanley Services.

Mary E. Mullin (37)            Secretary      Since           Executive Director of Morgan Stanley & Co. Incorporated, Morgan
1221 Avenue of the Americas                   July 2003       Stanley Investment Management Inc. and the Investment Manager;
New York, NY                                                  Secretary of the Institutional Funds (since June 1999) and the
                                                              Retail Funds (since July 2003); formerly practiced law with the New
                                                              York law firms of McDermott, Will& Emery and Skadden, Arps, Slate,
                                                              Meagher & Flom LLP.

----------
  * THIS IS THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL FUNDS. EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.
 ** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICE AS AN OFFICER FOR THE RETAIL AND INSTITUTIONAL FUNDS REFLECT THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS AS APPLICABLE.

                 (This page has been left blank intentionally.)

                 (This page has been left blank intentionally.)

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Mitchell M. Merin
PRESIDENT

Ronald E. Robison
EXECUTIVE VICE PRESIDENT AND PRINCIPAL EXECUTIVE OFFICER

Barry Fink
VICE PRESIDENT

Joseph J. McAlinden
VICE PRESIDENT

Stefanie V. Chang
VICE PRESIDENT

Francis J. Smith
TREASURER AND CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020


This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC.

(C) 2004 Morgan Stanley

[MORGAN STANLEY LOGO]

RA04-00474P-Y06/04

                                                                       [GRAPHIC]
                                                            MORGAN STANLEY FUNDS


                                                                   ACTIVE ASSETS
                                                        INSTITUTIONAL GOVERNMENT
                                                                SECURITIES TRUST


                                                                   ANNUAL REPORT
                                                                   JUNE 30, 2004


[MORGAN STANLEY LOGO]

Item 2. Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)     No information need be disclosed pursuant to this paragraph.

(c)     Not applicable.

(d)     Not applicable.

(e)     Not applicable.

(f)

        (1)  The Fund's Code of Ethics is attached hereto as Exhibit A.

        (2)  Not applicable.

        (3)  Not applicable.

Item 3. Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

       2004

                                           REGISTRANT       COVERED ENTITIES(1)
        AUDIT FEES                         $   25,311                       N/A

        NON-AUDIT FEES
             AUDIT-RELATED FEES            $      452(2)          $   3,225,276(2)
             TAX FEES                      $    4,900(3)          $     610,053(4)
             ALL OTHER FEES                $        -             $           -
        TOTAL NON-AUDIT FEES               $    5,352             $   3,835,329

        TOTAL                              $   30,663             $   3,835,329

       2003

                                           REGISTRANT       COVERED ENTITIES(1)
        AUDIT FEES                         $   23,879                       N/A

        NON-AUDIT FEES
             AUDIT-RELATED FEES            $      684(2)          $     739,996(2)
             TAX FEES                      $    4,329(3)          $     187,500(4)
             ALL OTHER FEES                $        -             $           -(5)
        TOTAL NON-AUDIT FEES               $    5,013             $     927,496

        TOTAL                              $   28,892             $     927,496

      N/A- Not applicable, as not required by Item 4.

      (1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

      (2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

      (3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant's tax returns.

      (4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.

      (5) All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                           AS ADOPTED JULY 31, 2003(1)

1.      STATEMENT OF PRINCIPLES

        The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

        The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("GENERAL PRE-APPROVAL"); or require the specific pre-approval of the Audit Committee or its delegate ("SPECIFIC PRE-APPROVAL"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

        The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

----------
(1) This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "POLICY"), adopted as of the date above, supercedes and replaces all prior versions that may have been adopted from time to time.

        The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

        The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

2.      DELEGATION

        As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.      AUDIT SERVICES

        The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

        In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

        The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4.      AUDIT-RELATED SERVICES

        Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

        The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5.      TAX SERVICES

        The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

        Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

6.      ALL OTHER SERVICES

        The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

        The Audit Committee has pre-approved the All Other services in Appendix
B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

7.      PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

        Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

8.      PROCEDURES

        All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

        The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

9.      ADDITIONAL REQUIREMENTS

        The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No.

1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.     COVERED ENTITIES

        Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

        MORGAN STANLEY RETAIL FUNDS
        Morgan Stanley Investment Advisors Inc.
        Morgan Stanley & Co. Incorporated
        Morgan Stanley DW Inc.
        Morgan Stanley Investment Management
        Morgan Stanley Investments LP
        Van Kampen Asset Management Inc.
        Morgan Stanley Services Company, Inc.
        Morgan Stanley Distributors Inc.
        Morgan Stanley Trust FSB

        MORGAN STANLEY INSTITUTIONAL FUNDS
        Morgan Stanley Investment Management Inc.
        Morgan Stanley Investments LP
        Morgan Stanley & Co. Incorporated
        Morgan Stanley Distribution, Inc.
        Morgan Stanley AIP GP LP
        Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f)     Not applicable.

(g)     See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and

Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

Applicable only for reports covering periods ending on or after the earlier of
(i) the first annual shareholder meeting after January 15, 2004 or (ii) October 31, 2004.


Item 6. [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.


Item 8. [Reserved.]


Item 9 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

    There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10 Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Active Assets Institutional Government Securities Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 19, 2004

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 19, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 19, 2004